Contingencies and Other Accrued Losses - Additional Information (Detail) $ in Millions	12 Months Ended
May 31, 2018 USD ($)
Commitments And Contingencies Disclosure [Abstract]
Environmental reserve for estimate of remediation costs	$ 1.7